Label	Element	Value
FidelityFocusedStockFund-AMCIZPRO | IssuerSpecificChangesMember | Fidelity Focused Stock Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityFocusedStockFund-AMCIZPRO | ValueInvestingMember | Fidelity Focused Stock Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFocusedStockFund-AMCIZPRO | ForeignExposureMember | Fidelity Focused Stock Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityFocusedStockFund-AMCIZPRO | GrowthInvestingMember | Fidelity Focused Stock Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFocusedStockFund-AMCIZPRO | StockMarketVolatilityMember | Fidelity Focused Stock Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFocusedStockFund-AMCIZPRO | HighPortfolioTurnoverMember | Fidelity Focused Stock Fund
Risk Text Block	rr_RiskTextBlock	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance. In addition, the fund normally invests in a limited number of stocks. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a fund with a larger number of investments.